Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements - Schedule of Restatement on the Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) - USD ($)
	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance	$ (14,094,102)	$ (18,160,646)	$ 3,412,459	$ 3,412,459	$ (22,902,000)	$ 3,412,459	$ 3,412,459	$ 5,983,426
Convertible note – stock issuance loss						2,769,719
Net loss	(4,092,145)	(6,636,679)	(32,535,982)	(10,517,566)	2,988,626	(17,154,245)	(25,929,003)	(5,324,624)
Balance	(17,407,000)	(18,786,644)	(40,630,758)	(18,160,646)	(17,407,000)	(18,786,644)	(22,902,000)	3,412,459
As Reported [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			3,412,459	3,412,459		3,412,459	3,412,459
Convertible note – stock issuance loss
Net loss						(14,384,526)
Balance		(18,786,644)				(18,786,644)		3,412,459
Adjustments [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance
Convertible note – stock issuance loss						2,769,719
Net loss			(2,769,719)	(2,769,719)		(2,769,719)
Balance
Additional Paid-in Capital [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance	94,785,605	82,379,958	28,850,985	28,850,985	93,045,581	28,850,985	28,850,985	26,097,328
Convertible note – stock issuance loss						2,769,719
Net loss
Balance	95,564,836	88,387,615	81,928,282	82,379,958	95,564,836	88,387,615	93,045,581	28,850,985
Additional Paid-in Capital [Member] | As Reported [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			28,850,985	28,850,985		28,850,985	28,850,985
Convertible note – stock issuance loss
Net loss
Balance		85,617,896				85,617,896		28,850,985
Additional Paid-in Capital [Member] | Adjustments [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		2,769,719
Convertible note – stock issuance loss						2,769,719
Net loss
Balance		2,769,719	2,769,719	2,769,719		2,769,719
Accumulated Deficit [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance	(108,799,738)	(100,469,072)	(25,445,506)	(25,445,506)	(115,880,509)	(25,445,506)	(25,445,506)	(20,120,882)
Convertible note – stock issuance loss
Net loss	(4,092,145)	(6,636,679)	(32,535,982)	(10,517,566)	2,988,626	(17,154,245)	(25,929,003)	(5,324,624)
Balance	$ (112,891,883)	(107,105,751)	(122,487,488)	(100,469,072)	$ (112,891,883)	(107,105,751)	(115,880,509)	(25,445,506)
Accumulated Deficit [Member] | As Reported [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			(25,445,506)	(25,445,506)		(25,445,506)	(25,445,506)
Convertible note – stock issuance loss
Net loss						(14,384,526)
Balance		(104,336,032)				(104,336,032)		(25,445,506)
Accumulated Deficit [Member] | Adjustments [Member]
Schedule of Restatement on the Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		(2,769,719)
Convertible note – stock issuance loss
Net loss			(2,769,719)	(2,769,719)		(2,769,719)
Balance		$ (2,769,719)	$ (2,769,719)	$ (2,769,719)		$ (2,769,719)